Update to Significant Accounting Policies, Critical Accounting Judgements and Key Sources of Estimation Uncertainty (Details) $ / shares in Units, $ in Billions	9 Months Ended
Sep. 30, 2021 CAD ($) $ / shares
WRB Refining LP
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest in joint operation	50.00%
Sunrise Oil Sands Partnership
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest in joint operation	50.00%
BP-Husky Refining LLC
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest in joint operation	50.00%
Information technology assets
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Land improvements and buildings | Bottom of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Land improvements and buildings | Top of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Office improvements and buildings | Bottom of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Office improvements and buildings | Top of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Refining equipment | Bottom of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Refining equipment | Top of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	60 years
Other | Bottom of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Top of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, property, plant and equipment	60 years
The Plan
Disclosure of changes in accounting estimates [line items]
Target share price (in CAD per share) | $ / shares	$ 20
Target trading days	20 days
The Incentive Plan
Disclosure of changes in accounting estimates [line items]
Target run-rate synergies | $	$ 1.0
The Incentive Plan | Minimum
Disclosure of changes in accounting estimates [line items]
Cash award percentage of base salary	15.00%
The Incentive Plan | Maximum
Disclosure of changes in accounting estimates [line items]
Cash award percentage of base salary	30.00%